Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The Company's goodwill relates to acquisitions of various companies including, but not limited to, 6 River Systems, Inc. (6RS) which was acquired on October 17, 2019 and Donde Fashion Inc. (Donde) which was acquired on July 20, 2021 (see note 24).

The Company completed its annual impairment test of goodwill as of September 30, 2021. The Company exercised its option to bypass the qualitative assessment pursuant to ASC 350, Intangibles - Goodwill and Other, and perform a quantitative analysis. The Company determined that the consolidated business is represented by a single reporting unit and concluded that the estimated fair value of the reporting unit, determined using a market approach based on its market capitalization, was greater than its carrying amount.

There were no indicators of impairment between September 30, 2021, the date which the Company completed its annual impairment test of goodwill, and December 31, 2021. No goodwill impairment was recognized in the years ended December 31, 2021 or December 31, 2020.
The gross changes in the carrying amount of goodwill as of December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of the year	311,865	311,865
Acquisition of Donde Fashion Inc.	37,567	—
Other acquisitions(1)	7,096	—
Balance, end of the year	356,528	311,865
(1) During the year ended December 31, 2021, the Company completed small acquisitions that resulted in Goodwill being recognized.